CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT

9.CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT

Immediately following the closing of the IPO, pursuant to the Company’s fourth amended and restated certificate of incorporation, the Company’s authorized capital is 250,000,000 shares, of which (1) 200,000,000 shares are common stock, par value $0.0001 per share and (2) 50,000,000 are preferred stock, par value $0.0001 per share, which may, at the sole discretion of the Company’s board of directors be issued in one or more series.

Redeemable Convertible Preferred Stock

Upon the consummation of the IPO, 1,291,012 shares of outstanding preferred stock automatically converted into 1,291,012 shares of common stock. As of September 30, 2021, there were no shares of preferred stock outstanding.

Common Stock

The Company issued 2,250,000 shares of common stock in connection with the IPO during the nine months ended September 30, 2021. Additionally, the Company issued 1,206,614 shares of common stock in connection with the conversion of all the Convertible Notes and accrued interest and 842,429 shares of common stock in connection with the conversion of $4.7 million of the outstanding principal and accrued interest on the Bridge Notes.

On July 1, 2021, the Company issued and sold 337,500 additional shares of common stock, pursuant to the underwriters' exercise of its overallotment option, at a public offering price of $8.00 per share, for aggregate gross proceeds of $2.7 million. The net proceeds from the overallotment were $2.5 million after deducting underwriting discounts of $0.2 million. Inclusive of the underwriters' option to purchase additional shares, the Company received approximately $18.2 million in net proceeds from the IPO, after deducting underwriting discounts of $1.9 million and other offering costs of $0.6 million.

9.CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT (continued)

On August 1, 2021, the Company issued 2,000 shares of common stock in exchange for investor relations services. The shares of common stock had a fair value of $6.25 per share for a total aggregate value of $12,500.

Underwriter Warrants

In connection with the Company’s underwriting agreement with ThinkEquity, the Company entered into a warrant agreement to purchase up to 90,000 shares of common stock, par value $0.0001 (the “Underwriter Warrant”). The Underwriter Warrant is exercisable at a per share exercise price of $10.00, and is exercisable at any time and from time to time, in whole or in part, during the four- and one-half year period commencing 180 days from the effective date of the registration statement. The Warrant becomes exercisable on or after December 16, 2021 (six months from the effective date of the offering) and expires on June 15, 2026. Upon issuance of these warrants, as partial compensation for its services as an underwriter, the fair value of approximately $0.4 million was recorded as equity issuance costs.

Warrants

During the three and nine months ended September 30, 2021, the warrant holders exercised 17,889 warrants to purchase common stock, resulting in the issuance of 17,889 shares of common stock for total proceeds of $992. As of September 30, 2021, 5,420 warrants expired, and were not exercised.

Lender Warrant

In connection with the Term Loan entered into on August 13, 2021, the Company issued a Lender Warrant to purchase 12,500 shares of common stock to the Lender. The Lender Warrant is exercisable at a per share exercise price of $8.00, and is exercisable at any time on or after August 13, 2021 through August 12, 2031. The Company determined that the Lender Warrant is equity-classified. As of September 30, 2021, The Lender Warrant had not been exercised, and has a weighted average exercise price of $8.00 and a remaining weighted average time to expiration of 9.87 years.

The following assumptions were used to estimate the fair value of warrants granted using the Black-Scholes-Merton option pricing model during the nine months ended September 30:

	2021	2020
Assumptions:
Risk-free interest rate	0.90% - 1.30%	—%
Expected term (in years)	5.00 - 10.00	—
Expected volatility	61% - 69%	—%
Expected dividend yield	—%	—%

A summary of warrant activity during the is as follows:

			Weighted Average
			Remaining
	Options	Weighted Average	Contractual Term
	Outstanding	Exercise Price	in Years
Balance at December 31, 2020	23,309	$0.06	0.75
Granted	102,500	$9.76	5.34
Exercised	(17,889)	$0.06	—
Expired	(5,420)	$0.06	—
Balance at September 30, 2021	102,500	$9.76	5.34

8.CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 16,000,000 shares of common stock with a par value of $0.0001 per share and 8,000,000 shares of convertible preferred stock with a par value of $0.0001 per share, of which 3,427,871 shares are designated Series A convertible preferred stock (“Series A”), 556,550 shares are designated Series A-1 convertible preferred stock (“Series A-1”) and 3,200,000 shares are designated Series B convertible preferred stock (“Series B”). The Company has 815,579 shares of preferred stock that are undesignated.

The Series A, Series A-1, and Series B are presented in temporary or “mezzanine” equity as the convertible preferred stock give the holders (by majority vote) the option if there is a sale, merger or change of control to redeem shares for cash. The convertible preferred stock is recorded at fair value as of the date of issuance. No subsequent adjustment of the initial measurement amounts for these contingently redeemable Series A, Series A-1, and Series B is necessary unless the redemption of the convertible preferred shares becomes probable. Accordingly, the amount presented as temporary equity for the contingently redeemable Series A, Series A-1, and Series B outstanding is its issuance-date fair value.

The rights and preferences of the Series B, Series A-1, Series A convertible preferred stock collectively, preferred stock, are as follows:

Preferred Stock

Dividends

Cumulative Dividends

Commencing on the date of original issuance, dividends shall accrue, whether or not declared by the Board, on each share of the preferred stock on a cumulative, non-compounding basis at the annual rate of 6% of the original issue price (the “Original Issue Price”). The Original Issue Price for Series A, Series A-1, and Series B is equal to $4.22529, $5.58985, and $13.97445 per share, respectively. The cumulative aggregate amounts of arrearages in preferred dividends as of December 31, 2020 for Series A, Series A-1, and Series B preferred stock were $1,323,766, $219,129, and $2,604,243, respectively. The per-share amounts of arrearages in cumulative preferred dividends as of December 31, 2020 for Series A, Series A-1, and Series B preferred stock were $2.14, $2.18, and $4.55, respectively.

Cumulative dividends shall be payable only in the event of a liquidation, dissolution, or winding-up of the Company. Upon voluntary conversion of the preferred stock or a Qualified Public Offering, as defined, no accrued but unpaid cumulative dividends shall be payable. Dividends on preferred stock will be in preference to dividends paid on any other equity securities.

Participating Dividends

In the event the Board declares a cash dividend payable on the then outstanding shares of common stock, the holders of preferred stock shall be entitled to the amount of dividends as would be declared payable on the largest number of shares of common stock into which the shares of preferred stock held could be then converted.

There have been no dividends declared to date.

Liquidation Preferences

In the event of any liquidation event, as defined, either voluntary or involuntary, the holders of the Series B preferred stock are entitled to receive, prior and in preference to holders of Series A preferred stock, Series A-1 preferred stock, and common stock. The “Series B Liquidation Preference” is defined as a per share amount equal to the Original Issue Price of the Series B preferred stock, plus any declared but unpaid cumulative dividends. In lieu of receiving the Series B Liquidation Preference amount, the holders of the Series B preferred stock may elect to convert to common stock at any time prior to liquidation, dissolution or winding up.

8.CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT (continued)

If the assets of the Company are insufficient to pay the full aforesaid preferential amounts to the holders of the Series B preferred stock, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of the Series B preferred stock in proportion to the full preferential amount that each such holder is otherwise entitled to receive.

In the event of any liquidation event, as defined, either voluntary or involuntary, the holders of the Series A preferred stock and Series A-1 preferred stock are entitled to receive, prior and in preference to holders of common stock. The Series A Liquidation Preference and Series A-1 Liquidation Preference are each defined as a per share amount equal to the Original Issue Price of the Series A preferred stock and the Original Issue Price of the Series A-1 preferred stock, respectively, plus any respective declared but unpaid cumulative dividends. In lieu of receiving the Series A Liquidation Preference amount and Series A-1 Liquidation Preference amount, the holders of the Series A preferred stock and Series A-1 preferred stock may elect to convert to common stock at any time prior to liquidation, dissolution or winding up.

If the assets of the Company are insufficient to pay the full aforesaid preferential amounts to the holders of Series A preferred stock and Series A-1 preferred stock, then the entire proceeds legally available for distribution to Series A preferred stock and Series A-1 preferred stock shall be distributed ratably among the holders of Series A preferred stock and Series A-1 preferred stock in proportion to the full preferential amount that each such holder is otherwise entitled to receive.

Conversion

The preferred stock may be converted at any time, at the option of the holder, into shares of common stock. The conversion rate for preferred stock is equal to the Original Issuance Price divided by the Conversion Value. The Conversion Value shall initially be equal to the Original Issuance Price, subject to adjustments including anti-dilution protection. In the event that the Company issue or sell shares of common stock or equivalents, without consideration or at a price per share less than the applicable preferred stock conversion value then the applicable preferred stock conversion value shall be lowered.

Each share of the preferred stock shall automatically convert into common stock at the then applicable conversion rate, upon (i) the closing of a firmly underwritten public offering of common stock with total gross proceeds of at least $25,000,000, or (ii) at the written consent of the majority holders of the Series A preferred stock and Series A-1 preferred stock, voting together as a single series, or (iii) at the written consent of the majority holders of the Series B preferred stock. Additionally, the holders of the Series A preferred stock and Series A-1 preferred stock cannot compel conversion of the Series B preferred stock, and the holders of the Series B preferred stock cannot compel conversion of the Series A preferred stock and Series A-1 preferred stock.

Voting

The holders of preferred stock shall be entitled to vote with respect to all matters voted on by the stockholders of the Company. Each holder of preferred stock shall be entitled to that number of votes on the largest number of shares of common stock into which the shares of preferred stock held could be then converted. The holders of the Series A preferred stock and Series A-1 preferred stock, voting together, have the right to elect one director. The holders of the Series B preferred stock have the right to elect one director.

Common Stock

The rights and preferences of the common stock are as follows:

Voting

The holders of common stock shall be entitled to one vote for each share held with respect to all matters voted on by the stockholders of the Company. The holders of common stock shall be entitled to elect one director.

8.CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT (continued)

Dividends

Subject to the preferential rights of the preferred stock, the holders of common stock are entitled to receive dividends, when and if declared by the Board.

Liquidation Rights

In certain events, including the liquidation, dissolution or winding-up of the Company, immediately after the holders of preferred stock have been paid in full preference, the remaining assets of the Company shall be distributed ratably among the holders of common stock.